Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Contract revenues		$ 8,702,637	$ 10,669,590	$ 4,145,067
Cost of contract revenues		(7,059,149)	(8,647,199)	(3,401,961)
Gross profit		1,643,488	2,022,391	743,106
Operating expenses
General and administrative expenses		(1,494,234)	(748,076)	(508,494)
Total operating expenses		(1,494,234)	(748,076)	(508,494)
Operating income		149,254	1,274,315	234,612
Other (expense) income, net
Other income		50,821	37,932	124,435
Interest expenses		(142,806)	(122,383)	(66,175)
Total other (expense) income, net		(91,985)	(84,451)	58,260
Income before income taxes		57,269	1,189,864	292,872
Provision for income taxes		(10,489)	(171,379)	(44,988)
Net income		46,780	1,018,485	247,884
Other comprehensive income (loss)
Foreign currency translation adjustment		342	(6,990)	(366)
Total comprehensive income		$ 47,122	$ 1,011,495	$ 247,518
Earnings per share - basic		$ 0.00	$ 0.08	$ 0.02
Earnings per share - diluted		$ 0.00	$ 0.08	$ 0.02
Basic weighted average number of shares outstanding	[1]	13,500,000	13,500,000	13,500,000
Diluted weighted average number of shares outstanding	[1]	13,500,000	13,500,000	13,500,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Contract revenues		$ 8,702,637	$ 9,841,313	$ 3,433,602
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Contract revenues			$ 828,277	$ 711,465

[1]	Shares presented on a retrospective basis to reflect the restructuring (see Note 18)